EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of weighted average number of common shares outstanding
The weighted average number of common shares outstanding is as follows for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
Basic	59,072,119	58,727,751	59,690,968
Effect of stock options	371,933	473,446	808,928
Effect of PSUs	143,717	1,168,030	610,737
Diluted	59,587,769	60,369,227	61,110,633

Schedule of additional items included or excluded in diluted earnings per share
The effect of PSUs included in the calculation of weighted average diluted shares outstanding includes the following for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
PSUs which met the performance criteria	885,879	892,077	498,040